Derivative Financial Instruments - Pretax Impact of Derivative Instruments Designated as Cash Flow Hedges on the Accompanying Condensed Consolidated Statements of Operations, and Within AOCI (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Document Period End Date	Sep. 30, 2017
Impact of effective and ineffective portions of cash flow hedges and gain (loss) realized in statement of operations [Table Text Block]
he following tables summarize the impact of the effective portion of designated hedges and the gain (loss) recognized in the accompanying Consolidated Statements of Operations for Fiscal 2017, 2016 and 2015:

Fiscal 2017	Classification	Effective Portion
		Gain (Loss) in AOCI	Gain (Loss) reclassified to Continuing Operations	Reclassified to Discontinued Operations
Interest rate swaps	Interest expense	$(0.7)	$(1.3)	$—
Commodity swaps	Cost of goods sold	6.2	0.7	4.7
Net investment hedge	Other (expense) income, net	(24.0)	—	—
Foreign exchange contracts	Net sales	0.4	—	—
Foreign exchange contracts	Cost of goods sold	(13.5)	0.1	6.6
		$(31.6)	$(0.5)	$11.3

Fiscal 2016	Classification	Effective Portion
		Gain (Loss) in AOCI	Gain (Loss) reclassified to Continuing Operations	Reclassified to Discontinued Operations
Interest rate swaps	Interest expense	$(0.4)	$(1.9)	$—
Commodity swaps	Cost of goods sold	4.5	(1.4)	(2.3)
Net investment hedge	Other (expense) income, net	0.6	—	—
Foreign exchange contracts	Net sales	(0.4)	(0.2)	—
Foreign exchange contracts	Cost of goods sold	6.8	1.2	5.7
		$11.1	$(2.3)	$3.4

Fiscal 2015	Classification	Effective Portion
		Gain (Loss) in AOCI	Gain (Loss) reclassified to Continuing Operations	Reclassified to Discontinued Operations
Interest rate swaps	Interest expense	$(3.4)	$(1.9)	$—
Commodity swaps	Cost of goods sold	(7.1)	(0.5)	(0.2)
Foreign exchange contracts	Net sales	0.1	0.1	—
Foreign exchange contracts	Cost of goods sold	21.8	25.4	4.6
		$11.4	$23.1	$4.4

Spectrum Brands [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	$ (31.6)	$ 11.1	$ 11.4
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	$ (0.5)	$ (2.3)	23.1
Derivative Instruments, Income Statement Location of Gain (Loss) Reclassified from Accumulated OCI	11.3	3.4
Spectrum Brands [Member] | Zinc Commodity Swap Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	$ 0.2
Spectrum Brands [Member] | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional Amount	$ 300.0	$ 300.0
Derivative, Remaining Maturity	2 years 7 months	6 months
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	$ 0.3
Spectrum Brands [Member] | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Contracts Market Value	67.5	$ 29.9
Spectrum Brands [Member] | Bronze Commodity Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Contracts Market Value	6.6	4.0
Spectrum Brands [Member] | Sales Revenue, Net [Member] | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	0.4	(0.4)	0.1
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	$ 0.0	$ (0.2)	$ 0.1
Derivative Instruments, Income Statement Location of Gain (Loss) Reclassified from Accumulated OCI	0	0	4.6
Spectrum Brands [Member] | Consumer products cost of goods sold classification | Commodity contracts
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	$ 6.2	$ 4.5
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	$ 0.7	$ (1.4)	$ (0.5)
Derivative Instruments, Income Statement Location of Gain (Loss) Reclassified from Accumulated OCI	4.7	-2.3	-.20
Spectrum Brands [Member] | Consumer products cost of goods sold classification | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	$ (13.5)	$ 6.8	$ 21.8
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	$ 0.1	$ 1.2	$ 25.4
Derivative Instruments, Income Statement Location of Gain (Loss) Reclassified from Accumulated OCI	6.6	5.7	4.4
Spectrum Brands [Member] | Consumer products cost of goods sold classification | Commodity Option [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net			$ (7.1)
Spectrum Brands [Member] | Other (expense) income, net | Net Investment Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	$ (24.0)	$ 0.6
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	$ 0.0	$ 0.0
Derivative Instruments, Income Statement Location of Gain (Loss) Reclassified from Accumulated OCI	0	0	0
Spectrum Brands [Member] | Interest Expense [Member] | Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	$ (0.7)	$ (0.4)	$ (3.4)
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	$ (1.3)	$ (1.9)	$ (1.9)
Derivative Instruments, Income Statement Location of Gain (Loss) Reclassified from Accumulated OCI	0	0	0